Nature of Business and Organization (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 05, 2022	Feb. 10, 2019	Aug. 18, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2021	Apr. 04, 2019	Aug. 27, 2018	Aug. 07, 2018	Sep. 28, 2017
Nature of Business and Organization (Details) [Line Items]
Ordinary shares (in Shares)		300,000,000
Share price per share (in Dollars per share)		$ 0.00166667
Gross proceeds (in Dollars)						$ 10,062,500
Common stock, shares issued (in Shares)				56,794,773	45,777,318
Common stock, par value (in Dollars per share)				$ 0.00166667	$ 0.00166667
Reverse stock split description		the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6.
Common stock, shares outstanding (in Shares)				56,794,773	45,777,318
Equity interest percentage							60.00%
Cash consideration (in Dollars)				$ 6,960,996	$ 8,389,704	$ 5,772,055	$ 894
Common Stock [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, shares issued (in Shares)		6,905,248							11,508,747
Common stock, par value (in Dollars per share)				$ 0.0001					$ 0.001
Reverse stock split description			On August 18, 2018, in order to optimize the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1.
Common stock, shares outstanding (in Shares)		6,905,248
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares (in Shares)								2,012,500
Share price per share (in Dollars per share)								$ 5
Gross proceeds (in Dollars)				$ 10,062,500
Net proceeds (in Dollars)				$ 8,021,987
Over-Allotment Option [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares (in Shares)								262,500
Share price per share (in Dollars per share)								$ 5
Subsequent Event [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage	38.00%
Other shareholders price (in Dollars)	$ 0
Powerbridge Zhuhai [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, shares issued (in Shares)				11,508,747
Common stock, par value (in Dollars per share)				$ 0.001
Equity interest percentage				84.90%						100.00%	55.00%
Mr. Tianfei Feng [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage											45.00%
Powerbridge [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage										100.00%
Powerbridge HK [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage										100.00%